Loans, allowance for loan losses and credit quality - Counterparty rating (Details 3) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	SFr 264,830	SFr 257,515	SFr 253,186
Value of collateral	239,741	233,100
Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	202,876	194,844
Value of collateral	189,048	180,276
Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	59,971	60,418
Value of collateral	49,271	51,344
Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,983	2,253
Value of collateral	1,422	1,480
Corporate and institutional
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	112,553	112,445	108,331
Corporate and institutional | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	68,135	67,011
Corporate and institutional | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	42,986	43,770
Corporate and institutional | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,432	1,664
Corporate and institutional | Real estate
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	26,003	25,556
Corporate and institutional | Real estate | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	20,278	19,594
Corporate and institutional | Real estate | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	5,640	5,878
Corporate and institutional | Real estate | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	85	84
Corporate and institutional | Commercial and industrial loans
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	76,025	73,873
Corporate and institutional | Commercial and industrial loans | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	39,475	36,469
Corporate and institutional | Commercial and industrial loans | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	35,250	35,945
Corporate and institutional | Commercial and industrial loans | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,300	1,459
Corporate and institutional | Financial institutions
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	9,326	11,689
Corporate and institutional | Financial institutions | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	7,258	9,695
Corporate and institutional | Financial institutions | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	2,022	1,887
Corporate and institutional | Financial institutions | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	46	107
Corporate and institutional | Governments and public institutions
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,199	1,327
Corporate and institutional | Governments and public institutions | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,124	1,253
Corporate and institutional | Governments and public institutions | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	74	60
Corporate and institutional | Governments and public institutions | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1	14
Consumer
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	152,277	145,070	144,855
Consumer | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	134,741	127,833
Consumer | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	16,985	16,648
Consumer | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	551	589
Consumer | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	106,039	104,335
Consumer | Mortgages | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	94,553	92,533
Consumer | Mortgages | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	11,214	11,613
Consumer | Mortgages | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	272	189
Consumer | Loans collateralized by securities
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	42,016	37,268
Consumer | Loans collateralized by securities | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	38,387	34,136
Consumer | Loans collateralized by securities | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	3,530	2,916
Consumer | Loans collateralized by securities | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	99	216
Consumer | Consumer finance
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	4,222	3,467
Consumer | Consumer finance | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,801	1,164
Consumer | Consumer finance | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	2,241	2,119
Consumer | Consumer finance | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	180	184
Bank
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	268,917	260,498	255,693
Value of collateral	239,772	233,135
Bank | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	206,976	197,839
Value of collateral	189,092	180,323
Bank | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	59,971	60,418
Value of collateral	49,271	51,344
Bank | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,970	2,241
Value of collateral	1,409	1,468
Bank | Corporate and institutional
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	116,640	115,428	110,838
Bank | Corporate and institutional | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	72,235	70,006
Bank | Corporate and institutional | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	42,986	43,770
Bank | Corporate and institutional | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,419	1,652
Bank | Corporate and institutional | Real estate
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	26,003	25,556
Bank | Corporate and institutional | Real estate | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	20,278	19,594
Bank | Corporate and institutional | Real estate | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	5,640	5,878
Bank | Corporate and institutional | Real estate | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	85	84
Bank | Corporate and institutional | Commercial and industrial loans
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	76,147	73,893
Bank | Corporate and institutional | Commercial and industrial loans | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	39,610	36,501
Bank | Corporate and institutional | Commercial and industrial loans | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	35,250	35,945
Bank | Corporate and institutional | Commercial and industrial loans | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,287	1,447
Bank | Corporate and institutional | Financial institutions
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	13,291	14,652
Bank | Corporate and institutional | Financial institutions | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	11,223	12,658
Bank | Corporate and institutional | Financial institutions | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	2,022	1,887
Bank | Corporate and institutional | Financial institutions | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	46	107
Bank | Corporate and institutional | Governments and public institutions
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,199	1,327
Bank | Corporate and institutional | Governments and public institutions | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,124	1,253
Bank | Corporate and institutional | Governments and public institutions | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	74	60
Bank | Corporate and institutional | Governments and public institutions | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1	14
Bank | Consumer
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	152,277	145,070	SFr 144,855
Bank | Consumer | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	134,741	127,833
Bank | Consumer | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	16,985	16,648
Bank | Consumer | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	551	589
Bank | Consumer | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	106,039	104,335
Bank | Consumer | Mortgages | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	94,553	92,533
Bank | Consumer | Mortgages | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	11,214	11,613
Bank | Consumer | Mortgages | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	272	189
Bank | Consumer | Loans collateralized by securities
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	42,016	37,268
Bank | Consumer | Loans collateralized by securities | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	38,387	34,136
Bank | Consumer | Loans collateralized by securities | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	3,530	2,916
Bank | Consumer | Loans collateralized by securities | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	99	216
Bank | Consumer | Consumer finance
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	4,222	3,467
Bank | Consumer | Consumer finance | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,801	1,164
Bank | Consumer | Consumer finance | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	2,241	2,119
Bank | Consumer | Consumer finance | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	SFr 180	SFr 184